Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

Note 6 — Subsequent Events

On August 5, 2015, we entered into a Securities Purchase Agreement with certain investors pursuant to which we sold 220 shares of Series D Preferred, and price adjustable warrants to purchase up to 3.44 million shares of our common stock at an exercise price of $0.40 per share, for an aggregate purchase price of $1.1 million. Each share of Series D Preferred has a stated value of $5,000 per share and is convertible into shares of common stock at a conversion price of $0.40 per share. The Series D Preferred is initially convertible into an aggregate of 2,750,000 shares of our common stock, subject to certain limitations and adjustments, has a 5% stated dividend rate, is not redeemable and has voting rights on an as-converted basis.

Note 11 — Subsequent Events All material subsequent events have been included within footnotes 1, 6, 7 and 9 of the Consolidated Financial Statements.